Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs' Assets and Liabilities

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2020 and 2019, respectively:

	As of December 31, 2020	As of December 31, 2019

Current assets	$48,287,298	$45,180,787
Plant and equipment, net	373	1,503
Other noncurrent assets	3,836	6,520
Total assets	48,291,507	45,188,810
Total liabilities	(48,851,480)	(45,964,142)
Net assets (liabilities)	$(559,973)	$(775,332)

Schedule of VIEs' Reported Consolidated Statements of Operations and Comprehensive Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018, respectively:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018

Revenues	$618	$1,366,417	$14,402,329
Cost of revenues	$-	$123	$654,979
Total operating expenses	$102,135	$784,840	$12,329,417
Net loss	$248,314	$53,859,306	$1,530,958